T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA 2.0%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  5,000 4,957
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,637
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 12/1/49
(Tender 12/1/25)  2,500 2,486
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  1,615 1,597
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  4,890 4,869
Lower Alabama Gas Dist., VRDN, 4.00%, 12/1/50 (Tender
12/1/25)  11,950 11,892
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  3,850 3,776
35,214
ALASKA 0.2%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,401
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 951
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 799
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 1,000
4,151
ARIZONA 0.8%
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (1) 3,150 3,229
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 3.98%, 1/1/35 (Tender 10/18/24)  6,740 6,718
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,012
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,277
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,604
13,840
CALIFORNIA 6.3%
California, GO, 5.00%, 9/1/25  11,720 12,198
California, GO, 5.00%, 9/1/25  5,775 6,010
California, GO, 5.00%, 9/1/26  11,750 12,488
California, GO, 5.00%, 4/1/27  2,030 2,190
California, GO, 5.00%, 8/1/27  1,050 1,116
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,653
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,053

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 295
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.11%, 12/1/50 (Tender 6/1/26)  1,175 1,141
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 3.76%, 8/1/47 (Tender 8/1/24)  2,025 2,000
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  6,515 7,272
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 606
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,039
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,151
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25 (2) 4,120 4,280
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/29
( Prerefunded 6/1/27) (3) 20,045 21,763
Golden State Tobacco Securitization, Asset Backed, 5.00%,
6/1/40 ( Prerefunded 6/1/25) (3) 5,000 5,205
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,480
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,305
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/26  1,000 1,063
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27  750 815
Los Angeles Wastewater System Revenue, Series C, 5.00%,
6/1/28  4,000 4,433
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/26  1,300 1,392
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/27  1,000 1,096
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/28  2,500 2,805
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.188%, 7/1/27  3,145 3,111
Port of Oakland, Series H, 5.00%, 5/1/24 (1)(2) 225 228
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/25  750 782
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/26  2,700 2,878
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 905
107,753
COLORADO 3.3%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,256
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,165
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 628
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 594
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 541
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,385 1,425

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,610
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,224
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,223
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29 (1) 5,660 5,970
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,054
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 5,000 5,384
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,430
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/29 (1) 4,265 4,549
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/31 (1) 2,000 2,132
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 2,970
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,322
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
3.74%, 9/1/39 (Tender 9/1/24)  2,750 2,734
Regional Transportation Dist. Sales Tax Revenue, Series B, 5.00%,
11/1/33  2,000 2,162
56,373
CONNECTICUT 1.7%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,217
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,882
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,082
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,102
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,330
Connecticut, Series F, GO, 5.00%, 11/15/25  2,390 2,494
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,119
Connecticut Special Tax Revenue, Special Tax Obligation Bonds,
Series A, 5.00%, 5/1/26  5,000 5,269
Connecticut State HEFA, 5.00%, 7/1/24  375 375
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%, 7/1/35
(Tender 7/12/24)  3,475 3,341
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  2,500 2,443
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,372
30,026
DELAWARE 0.3%
Delaware Transportation Auth., 5.00%, 7/1/24  5,000 5,093
Delaware Transportation Auth., 5.00%, 9/1/24  750 765
5,858

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 2.9%
Dist. of Columbia, Series A, 5.00%, 3/1/26  5,000 5,261
Dist. of Columbia, Series C, 5.00%, 12/1/26  5,250 5,611
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,703
District of Columbia, Income Tax, Series A, 5.00%, 3/1/26  3,100 3,262
Metropolitan Washington Airports Auth., 5.00%, 10/1/24 (1) 1,400 1,421
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 3,975 4,034
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/28 (1) 4,300 4,566
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (1) 3,000 3,186
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (1) 5,000 5,140
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 1,500 1,507
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,897
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 7,000 7,370
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 275
50,233
FLORIDA 6.4%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,268
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 526
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,524
Brevard County HFA, Health First, 5.00%, 4/1/26  220 222
Broward County Airport System, 5.00%, 10/1/23 (1) 675 677
Broward County Airport System, Series A, 5.00%, 10/1/23 (1) 1,250 1,254
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,268
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,115
Broward County Airport System, Series B, 5.00%, 10/1/23 (1) 1,375 1,380
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,421
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,537
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,265
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,319
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 554
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 507
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23  740 741
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 254
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4) 2,750 2,946
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,044

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,887
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,142
Florida, Board of Ed., Capital Outlay, Series 2017B, GO, 5.00%,
6/1/25  7,340 7,611
Florida, Board of Ed., Capital Outlay, Series 2022B, GO, 5.00%,
6/1/25  3,000 3,111
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/30  6,180 6,678
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 5,721
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 7,699
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,380
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23 (1)(2) 2,000 2,006
Greater Orlando Aviation Auth., Unrefunded Balance, 5.00%,
10/1/23 (1) 1,455 1,460
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1) 300 306
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,534
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,020
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,020
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25 (5) 4,870 4,951
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 218
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/29  1,230 1,358
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/30  1,750 1,948
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,346
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,920
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23  800 802
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,028
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 638
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 628
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  2,535 2,521
110,755
GEORGIA 5.4%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,635 2,691
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 5,095 5,273
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1) 6,800 7,197
Atlanta Water & Wastewater, 5.00%, 11/1/31  7,585 7,844
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,089
Burke County Dev. Auth., Georgia Power Plant Vogtle , VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,569

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle , VRDN,
4.25%, 11/1/52  600 600
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 656
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 358
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 85
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 505
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 409
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 249
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 758
Georgia, Series C, GO, 4.00%, 7/1/25  5,000 5,092
Georgia Ports Auth., 5.00%, 7/1/26  750 793
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,215
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,573
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 4,843
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  1,500 1,522
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 512
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 502
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  9,385 9,342
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,210 10,235
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,050 6,056
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 6,839
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,505
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
( Prerefunded 7/1/25) (3) 2,000 2,076
92,388
IDAHO 0.4%
Idaho HFA, Saint Luke's Health, Series C, VRDN, 3.92%, 3/1/48  7,700 7,700
7,700
ILLINOIS 5.1%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,486
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26  1,000 1,001
Chicago O'Hare Int'l Airport, Series C, 5.00%, 1/1/29  1,565 1,631

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,074
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,068
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,157
Chicago Waterworks, 5.00%, 11/1/23  3,750 3,773
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,925
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,308
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 469
Illinois, GO, 5.00%, 2/1/25  1,055 1,077
Illinois, GO, 5.00%, 1/1/28  2,010 2,086
Illinois, GO, 5.00%, 2/1/29  4,520 4,765
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,004
Illinois, Series A, GO, 5.00%, 10/1/25  705 727
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,263
Illinois, Series A, GO, 5.00%, 3/1/28  2,140 2,294
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,417
Illinois, Series B, GO, 5.00%, 3/1/24  1,325 1,337
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,786
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,738
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,365
Illinois, Series C, GO, 5.00%, 11/1/29  2,500 2,659
Illinois, Series D, GO, 5.00%, 11/1/27  4,920 5,248
Illinois Fin. Auth., Series B-1, VRDN, 5.00%, 8/15/52 (Tender
8/15/25)  3,000 3,080
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 4,966
Illinois Fin. Auth., Healthcare System, Series B-2, VRDN, 5.00%,
5/15/50 (Tender 11/15/26)  8,680 8,981
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,016
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,295
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25  1,140 1,172
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26  1,320 1,380
87,548
INDIANA 0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 817
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 854
1,671
IOWA 0.8%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 14,584
14,584
KENTUCKY 1.5%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 579
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 619

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 563
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23  2,000 2,000
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,126
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,424
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,510 2,577
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  6,150 5,987
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,207
26,082
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (1) 2,775 2,613
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,727
Louisiana Stadium & Exposition Dist., BAN, 4.00%, 7/3/23  1,040 1,040
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 226
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 255
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,956
7,817
MARYLAND 6.9%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,038
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/25  3,330 3,440
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,490
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 499
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,931
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,012
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,786
Baltimore County, Metropolitan Dist. 80th Issue, GO, 5.00%,
3/1/27  1,415 1,519
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,014
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  4,865 4,868
Harford County, GO, 5.00%, 10/1/27  2,500 2,718
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,120
Maryland, GO, 5.00%, 8/1/31  5,000 5,546
Maryland, Series A, GO, 5.00%, 3/15/26  5,000 5,266
Maryland, Series A, GO, 5.00%, 3/15/26  4,155 4,376

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,416
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 5,917
Maryland DOT, 4.00%, 11/1/29  1,235 1,250
Maryland DOT, Series A, 5.00%, 12/1/26  1,600 1,706
Maryland DOT, Series B, 5.00%, 12/1/28  2,500 2,772
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,725 2,762
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  370 370
Maryland HHEFA, 5.00%, 7/1/24  400 405
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,014
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,319
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,611
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,037
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23  350 350
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 682
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,300
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,502
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,000 7,324
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (2) 795 807
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
( Prerefunded 7/1/24) (3) 1,535 1,562
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
( Prerefunded 7/1/24) (3) 3,000 3,053
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 ( Prerefunded 5/1/26) (3) 4,000 4,217
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,385
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  7,000 7,281
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  4,810 5,210
Prince County George's, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/26  1,000 1,061
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,157
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 629
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 650
119,372
MASSACHUSETTS 1.0%
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,018

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 ( Prerefunded 5/1/25) (3) 6,450 6,690
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 ( Prerefunded 5/1/25) (3) 7,575 7,856
16,564
MICHIGAN 2.2%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (6) 3,615 3,712
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (4) 975 989
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,547
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,053
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,143
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (4) 2,500 2,535
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  3,980 4,133
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (4) 2,850 2,894
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,520
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 589
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,019
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 905
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 865
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 433
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 796
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1) 2,195 2,205
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,420
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,469
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,362
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 441
38,030
MINNESOTA 1.6%
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,100
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,648
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 8,877
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,186
27,811
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,524
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,078

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26
( Prerefunded 6/1/24) (3) 1,740 1,761
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%, 5/1/52
(Tender 5/1/28)  8,000 8,604
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(4) 215 215
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(4) 840 850
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(4) 375 383
14,415
NEBRASKA 0.1%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,554
1,554
NEVADA 0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/26 (1) 3,000 3,105
Clark County School Dist., Series A, GO, 3.00%, 6/15/23 (4) 450 450
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (4) 650 645
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (4) 500 527
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,821
6,548
NEW JERSEY 3.6%
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,036
New Jersey Economic Dev. Auth., Transit Transportation Project,
Series A, 5.00%, 11/1/29  5,065 5,555
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,419
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25 ( Prerefunded
1/1/24) (3) 95 96
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/24  3,085 3,132
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,308
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26 (7) 825 862
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27 (7) 1,500 1,592
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,221
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,692
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,011
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  2,525 2,659
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  1,410 1,485

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,145
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 599
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,263
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  5,815 5,901
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,505 6,715
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/27  6,750 7,231
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,012
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,237
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,647
61,818
NEW MEXICO 0.5%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  2,750 2,750
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  4,850 4,989
7,739
NEW YORK 6.3%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/23  1,250 1,252
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,035
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (4) 3,260 3,290
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,117
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (2) 5 5
Dormitory Auth. of the State of New York, Bidding Group, Series E,
5.00%, 3/15/28  5,000 5,442
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/25 (8) 1,000 1,000
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/26 (8) 1,300 1,305
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 7,950
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,663
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,473
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,151

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series E-1, VRDN, 4.00%,
11/15/50  2,970 2,970
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,597
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,385
New York City IDA, Series A, 5.00%, 1/1/24 (4) 1,250 1,259
New York City IDA, Series A, 5.00%, 1/1/25 (4) 2,000 2,044
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (4) 1,315 1,407
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,246
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,478
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,318
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 1,655 1,657
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (1) 3,500 3,596
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,005
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1) 5,000 5,029
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,032
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/24 (1) 3,000 3,044
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 10,030 10,436
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 8/15/24  2,425 2,465
Triborough Bridge & Tunnel Auth., Series B, FRN, 67% of SOFR +
0.38%, 3.77%, 1/1/32 (Tender 2/1/24)  6,240 6,193
108,844
NORTH CAROLINA 4.4%
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,565 7,383
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  2,500 2,723
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,528
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 218
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 260
North Carolina Medical Care Commission, 5.00%, 3/1/26  490 487
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 287
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,050 11,530
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 246
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/23  150 150

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/24  180 179
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/25  125 124
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23 (2) 400 402
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24 ( Prerefunded
10/1/23) (3) 950 983
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26 ( Prerefunded
10/1/23) (3) 750 776
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27 ( Prerefunded
10/1/23) (3) 175 181
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 ( Prerefunded 6/1/25) (3) 1,575 1,632
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,002
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,128
North Carolina Turnpike Auth., 5.00%, 1/1/24 (4) 1,180 1,189
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24 (2) 13,455 13,596
Wake County, 5.00%, 3/1/27  2,355 2,526
Wake County, Series A, 5.00%, 12/1/29  1,150 1,226
Wake County, Series C, GO, 5.00%, 3/1/25  15,760 16,259
76,015
OHIO 1.5%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.98%, 6/1/34  1,000 1,000
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,206
Columbus, Series 2, GO, 5.00%, 8/15/26  945 1,002
Columbus, Series A, GO, 5.00%, 4/1/25  3,445 3,556
Columbus, Series A, GO, 5.00%, 8/15/27  1,000 1,082
Columbus, Series B, GO, 5.00%, 8/15/27  1,640 1,775
Columbus, Series B, GO, 5.00%, 8/15/28  2,390 2,638
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 150
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 201
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 150
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.97%, 1/1/43  1,500 1,500
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN, 2.75%,
1/1/52 (Tender 5/1/28)  1,500 1,453
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,400

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,238
26,351
OKLAHOMA 0.2%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/25  450 462
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,523
3,985
OREGON 1.0%
Multnomah County School Dist. No. 1, GO, 5.00%, 6/15/24  8,250 8,397
Oregon, Series A, GO, 5.00%, 5/1/25  1,500 1,552
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,715
Oregon, Series A, GO, 5.00%, 5/1/27  2,000 2,155
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,284
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,860
17,963
PENNSYLVANIA 2.9%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 201
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 507
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 562
Bucks County IDA, 5.00%, 7/1/25  350 348
Bucks County IDA, 5.00%, 7/1/26  450 447
Bucks County IDA, 5.00%, 7/1/27  475 471
Butler County Hosp. Auth., 5.00%, 7/1/23  355 355
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,326
Butler County Hosp. Auth., 5.00%, 7/1/25  705 716
Butler County Hosp. Auth., 5.00%, 7/1/26  460 460
Butler County Hosp. Auth., 5.00%, 7/1/27  585 580
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,308
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23  1,300 1,301
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,723
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 4.564%, 8/15/48
(Tender 8/15/24)  4,900 4,904
Pennsylvania, GO, 5.00%, 9/15/25 (4) 715 745
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,792
Philadelphia, Series A, GO, 5.00%, 8/1/23  2,270 2,275
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,221
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,143
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 12,465 12,728
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,117
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,189
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/23  1,175 1,175

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  2,290 2,365
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (4) 2,500 2,616
49,575
PUERTO RICO 4.6%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (8) 6,800 6,914
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (8) 5,000 5,074
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (8) 2,075 2,094
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (8) 1,250 1,274
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  17,594 18,390
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  9,000 9,533
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,581 6,009
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 470
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 912
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,854
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,094
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,535 6,603
79,221
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 551
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,288
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 413
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 445
2,697
SOUTH CAROLINA 0.8%
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,160 5,296
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,199
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 860

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Ports Auth., 5.00%, 7/1/25 (1) 1,190 1,217
South Carolina Ports Auth., 5.25%, 7/1/55 ( Prerefunded
7/1/25) (1)(3) 3,240 3,339
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,837
13,748
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,043
1,043
TENNESSEE 2.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/23  650 651
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/24 ( Prerefunded 7/1/23) (3) 3,025 3,028
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,525 1,629
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25 ( Prerefunded 7/1/23) (3) 1,000 1,001
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31 ( Prerefunded 7/1/23) (3) 1,760 1,762
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (1) 3,330 3,361
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/24  17,760 18,097
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,392
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/25 (1) 515 526
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/26 (1) 1,695 1,752
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 723
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,059
Tennergy , Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,070
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 175
46,226
TEXAS 10.1%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,799
Austin Airport System, Series A, 5.00%, 11/15/26  545 579
Austin Airport System, Series B, 5.00%, 11/15/23 (1) 715 717
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,246
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,515
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,676
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,215
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,031
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,215
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,665

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,747
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
( Prerefunded 7/1/25) (3) 4,490 4,656
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
( Prerefunded 7/1/25) (3) 1,475 1,530
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  15,280 15,906
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/23  1,505 1,503
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,103
Dallas, GO, 5.00%, 2/15/25  5,000 5,149
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,020
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,021
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 12,249
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,913
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,250 1,313
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,242
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,067
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,305 2,484
Houston Airport System, Series A, 5.00%, 7/1/23 (1) 825 825
Houston Airport System, Series A, 5.00%, 7/1/25 (1) 1,250 1,276
Houston Airport System, Series A, 5.00%, 7/1/26 (1) 1,250 1,294
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,279
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (2)(4) 6,000 5,531
Houston Independent School Dist., GO, 5.00%, 2/15/26  3,010 3,158
Houston Independent School Dist., Permanent School Fund, GO,
5.00%, 2/15/25  4,660 4,795
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 1,000 1,000
Lower Colorado River Auth., 5.00%, 5/15/24  120 122
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,061
Lower Colorado River Auth., Series A, 5.00%, 5/15/27 (4) 2,000 2,148
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (4) 1,500 1,640
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 284
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,043
North Texas Tollway Auth., Series 2016A, 5.00%, 1/1/28  2,705 2,831
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  9,710 9,787
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 472
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,151

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  8,430 8,500
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/24  1,130 1,131
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(8) 500 453
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,321
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  12,440 12,927
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series Class A, 5.25%, 12/15/25  2,500 2,554
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,132
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,367
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  7,750 7,963
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  6,100 6,298
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  6,150 6,658
173,562
UTAH 1.6%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,118
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,163
Intermountain Power Agency, Series A, 5.00%, 7/1/28  2,250 2,486
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,128
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 3,960 4,094
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,325
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,194
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,535
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,080
Utah County, Series B, VRDN, 5.00%, 5/15/60 (Tender 8/1/26)  4,050 4,252
Vineyard Redev . Agency, 5.00%, 5/1/27 (4) 615 656
27,031
VIRGINIA 4.4%
Alexandria, Series A, GO, 5.00%, 12/15/25  4,800 5,031
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,395
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/23  410 410
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,621
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 947
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/23  105 105
Fairfax County IDA, Inova Health System, 5.00%, 8/15/23  2,130 2,136
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,682
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,765
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 229
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 ( Prerefunded 8/1/26) (3) 4,335 4,601

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26 (2) 4,850 5,131
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27) (7) 2,000 1,985
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,287
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,375
Virginia College Building Auth., Series A, 5.00%, 2/1/27 (7) 5,000 5,374
Virginia College Building Auth., Series A, 5.00%, 2/1/28 (7) 3,000 3,282
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,246
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,060
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,376
Virginia Public School Auth., 5.00%, 8/1/27  4,000 4,159
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,800
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,129
Virginia Small Business Fin. Auth., Senior Lien, 4.00%, 1/1/30 (1) 3,250 3,224
76,350
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 ( Prerefunded 11/1/25) (3) 13,250 13,828
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 ( Prerefunded 11/1/25) (3) 2,000 2,041
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,422
King County, Series A, GO, 5.00%, 12/1/25  3,605 3,771
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,193
Washington, Series A, GO, 5.00%, 8/1/27  5,000 5,416
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,282
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,141
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,497
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-3, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 7,100
52,691
WISCONSIN 0.9%
Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1,
5.00%, 6/1/25 ( Prerefunded 6/1/24) (3) 5,000 5,071
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  10,000 10,222
15,293

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.11% (9)(10) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities 99.6%
(Cost $1,753,633) $ 1,716,440
Other Assets Less Liabilities 0.4% 6,530
Net Assets 100.0% $ 1,722,970
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Financial Guaranty Insurance Company
(7) When-issued security
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$18,114 and represents 1.1% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Free Short-Intermediate Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,716,439 $ — $ 1,716,439
Short-Term Investments 1 — — 1
Total $ 1 $ 1,716,439 $ — $ 1,716,440

T. ROWE PRICE Tax-Free Short-Intermediate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F56-054Q1 05/23